other long-term liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
other long-term liabilities
Contract liabilities	$ 70		$ 78
Other	7		7
Deferred revenues	77		85
Pension benefit liabilities	580		446
Other post-employment benefit liabilities	53		45
Restricted share unit and deferred share unit liabilities	42		63
Derivative liabilities	26		6
Investment in real estate joint ventures	5
Other	10		71
Subtotal	793		716
Deferred customer activation and connection fees	13		15
Other long-term liabilities	$ 806	$ 681	$ 731